CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Profit for the year	£ 20,713	£ 46,747
Income tax charge	7,205	12,092	[1]
Non-cash adjustments	31,833	24,974
Tax paid	(4,814)	(10,047)
Net changes in working capital	(3,314)	(7,635)
Net cash from operating activities	51,623	66,131
INVESTING ACTIVITIES
Purchase of non-current assets (tangibles and intangibles)	(2,200)	(7,591)
(Loss) on disposal of non-current assets	(27)
Proceeds from disposal of non-current assets		16
Payment for acquisition of subsidiary, net of cash acquired	(6,710)	(32,397)
Other acquisition related settlements	(6,680)	0
Interest received	3,522	797
Net cash used in investing activities	(12,095)	(39,175)
FINANCING ACTIVITIES
Proceeds from sublease	87	237
Repayment of lease liabilities	(7,420)	(6,491)
Interest and debt financing costs paid	(583)	(423)
Grant received	230	220
Proceeds from exercise of options	3,129	2,266
Net cash used in financing activities	(4,557)	(4,191)
Net change in cash and cash equivalents	34,971	22,765
Cash and cash equivalents at the beginning of the year	164,703	162,806
Net foreign exchange differences	(1,072)	(248)
Cash and cash equivalents at the end of the year	£ 198,602	£ 185,323

[1]
(1)The presentation of the income statement has been changed to no longer separately disclose the net impairment gains/losses on financial assets on the face of the Condensed Consolidated Statements of Comprehensive Income, but include them within Selling, general and administrative expenses.